Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue – third parties	$ 6,708,321	$ 1,249,542
Revenue – related parties	352,175	269,724
Cost of revenue - third parties	493,777	251,644
Cost of revenue – related parties	1,365,231	159,646
Gross profit	5,201,488	1,107,976
Salaries and benefits	1,085,422	329,989
Research and development expenses	122,948
Office supplies	388,189	164,346
Utilities expenses	23,936	12,661
Rentals and leases	235,859	103,542
Advertising and promotion expenses	870,270	144,384
Depreciation	135,967	20,582
Professional fees	968,059
Total operating expenses	3,830,650	775,504
Earnings from operations before other income and income taxes	1,370,838	332,472
Interest income	47,896
Other income	114,026	175,427
Other expense	(89,069)
Earnings from operations before income taxes	1,443,691	507,899
Provision for income taxes	406,791	23,520
Net income	1,036,900	484,379
Comprehensive income:
Foreign currency translation adjustment	(103,706)	6,884
Comprehensive income	$ 933,194	$ 491,263
Basic and diluted earnings per share	$ 0.009	$ 0.005
Weighted average number of shares outstanding	116,550,000	100,000,000	100,000,000